Document and Entity Information Document	Sep. 14, 2021
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Sep. 14, 2021
Document Period End Date	Sep. 14, 2021
Amendment Flag	false
Entity Registrant Name	Live Current Media Inc.
Entity Address, Address Line One	1130 West Pender Street, Suite 820
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4A4
Entity Incorporation, State Country Name	NV
City Area Code	604
Local Phone Number	999-5848
Entity File Number	000-29929
Entity Central Index Key	0001108630
Entity Emerging Growth Company	false
Entity Tax Identification Number	88-0346310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	50 West Liberty Street, Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89501